Equity Transaction - Schedule of Warrants Outstanding (Details) 10Q - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted average exercise price granted	$ 0.15
Warrants [Member]
Number of Warrants outstanding beginning balance	28,436,413	18,455,264	10,967,879
Number of Warrants granted	3,000,000	9,981,149	7,487,385
Number of Warrants forfeited	(48,000)
Number of Warrants exercised	(1,981,000)
Number of Warrants outstanding ending balance	29,407,413	28,436,413	18,455,264
Number of Warrants exercisable	29,407,413	28,436,413
Weighted average exercise price outstanding beginning balance	$ 0.13	$ 0.10	$ 0.12
Weighted average exercise price granted	0.21	0.19	0.08
Weighted average exercise price forfeited	0.10
Weighted average exercise price exercised	0.15
Weighted average exercise price outstanding ending balance	$ 0.14	$ 0.13	$ 0.10
Weighted average remaining contractual term outstanding	2 years 9 months 14 days	2 years 7 months 13 days	3 years 6 months 25 days
Weighted average remaining contractual term outstanding	1 year 8 months 5 days	2 years 9 months 14 days	2 years 7 months 13 days
Aggregate intrinsic value outstanding beginning balance	$ 457,530
Aggregate intrinsic value granted
Aggregate intrinsic value exercised
Aggregate intrinsic value forfeited
Aggregate intrinsic value outstanding ending balance	13,619,258	457,530
Aggregate intrinsic value exercisable	$ 13,619,258	$ 457,530